SUBSEQUENT EVENTS (Details) - USD ($)	Apr. 28, 2023	May 04, 2023	Jul. 29, 2022
Subsequent Event
cash on hand			$ 50,000,000
Aggregate principal amount			$ 49,500,000
Subsequent Event | Business Combination Agreement
Subsequent Event
cash on hand	$ 50,000,000
Subsequent Event | Second PIPE Amendment
Subsequent Event
Aggregate principal amount	$ 35,500,000
Threshold consecutive trading days for redemption of public warrants	20 days
Percentage of ordinary shares outstanding	9.99%
Percentage of increase or decrease in beneficial ownership	19.99%
Percentage of daily volume weighted average price	10.00%
Subsequent Event | Second PIPE Amendment | Minimum
Subsequent Event
Percentage of decrease of conversation rate premium	15.00%
Common shares, par value (in dollars per share)	$ 1.65
Subsequent Event | Second PIPE Amendment | Maximum
Subsequent Event
Percentage of decrease of conversation rate premium	10.00%
Common shares, par value (in dollars per share)	$ 11.00
Subsequent Event | Callaway Subscription Agreement
Subsequent Event
Aggregate principal amount		$ 40,000,000